Long-term Debt	12 Months Ended
Mar. 31, 2019
Borrowings [Abstract]
Long-term Debt
16.	Long-term debT

		March 31,	March 31,
	Maturity Date	2019	2018

Convertible senior notes at 4.25% interest with semi-annual interest payments	July 15, 2023

Principal amount		$600,000	$-
Accrued interest		5,454	-
Non-credit risk fair value adjustment (FVTPL)		183,120	-
Credit risk fair value adjustment (FVOCI)		47,130	-

		835,704	-

Term loan facility advanced in the form of prime rate operating loan, bearing interest rate of prime plus 1.0%	October 31, 2021	$95,000	$-

Other mortgages, loans, and financings		15,271	8,422

		945,975	8,422
Less: current portion		(103,716)	(1,557)

Long-term portion		$842,259	$6,865

(i) Convertible senior notes

On June 20, 2018, the Company issued convertible senior notes (“the notes”) with an aggregate principal amount of $600,000. The notes bear interest at a rate of 4.25% per annum, payable semi-annually on January 15th and July 15th of each year commencing from January 15, 2019. The notes will mature on July 15, 2023. The notes are subordinated in right of payment to any existing and future senior indebtedness, including indebtedness under the revolving credit facility. The notes will rank senior in right of payment to any future subordinated borrowings. The notes are effectively junior to any secured indebtedness and the notes are structurally subordinated to all indebtedness and other liabilities of the Company’s subsidiaries.

Holders of the notes may convert the notes at their option at any time from January 15, 2023 to the maturity date. The notes will be convertible, at the holder’s option, at a conversion rate of 20.7577 common shares for every $1 principal amount of notes (equal to an initial conversion price of approximately $48.18 per common share), subject to adjustments in certain events. In addition, the holder has the right to exercise the conversion option from September 30, 2018 to January 15, 2023, if (i) the market price of the Company common shares for at least 20 trading days during a period of 30 consecutive trading days ending on the last trading day of the preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day, (ii) during the 5 business day period after any consecutive 5 trading day period (the “measurement period”) in which the trading price per $1 principal amount of the notes for each trading day in the measurement period was less than 98% of the product of the last reported sales price of the Company’s common shares and the conversion rate on each such trading day, (iii) the notes are called for redemption or (iv) upon occurrence of certain corporate events (“Fundamental Change”). A Fundamental Change occurred upon completion of the investment by Constellation Brands, Inc. (“CBI”) in November 2018, and no note holders surrendered any portion of their notes as at the repurchase date of December 5, 2018.

The Company may upon conversion by the holder, elect to settle in either cash, common shares, or a combination of cash and common shares, subject to certain circumstances. Under the terms of the indenture if a Fundamental Change occurs and a holder elects to convert its notes from and including on the date of the fundamental change up to, and including, the business day immediately prior to the fundamental change repurchase date, the Company may be required to increase the Conversion Rate for the Notes so surrendered for conversion by a number of additional common shares (“Make Whole Fundamental Change”).

The Company cannot redeem the notes prior to July 20, 2021, except in the event of certain changes in Canadian tax law. On or after July 20, 2021, the Company could redeem for cash, subject to certain conditions, any or all of the notes, at its option, if the last reported sales price of the Company’s common shares for at least 20 trading days during any 30 consecutive trading day period ending within 5 trading days immediately preceding the date on which the Company provides notice of redemption exceeds 130% of the conversion price on each applicable trading day. The Company may also redeem the notes, if certain tax laws related to Canadian withholding tax change subject to certain further conditions. The redemption of notes in either case shall be at a redemption price equal to 100% of the principal amount of the notes to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date.

For accounting purposes, the Company has designated the notes at FVTPL. The equity conversion option was not separately classified as equity, since the Company has the ability to settle the option at fair value in cash, common shares or a combination of cash and common shares in certain circumstances. The Company does not separately account for the fair value of the equity conversion option as a derivative, as it has classified the entire notes as a liability accounted for at FVTPL. The notes were initially recognized at fair value on the consolidated statements of financial position with all subsequent changes in fair value excluding the impact of the change in fair value related to Company’s own credit risk being recorded immediately in the consolidated statements of operations and changes in fair value related to the Company’s own credit risk through other comprehensive income. Transaction costs directly attributable to the issuance of the notes were immediately expensed in the consolidated statements of operations in the amount of $16,380.

The overall change in fair value of the notes during the year ended March 31, 2019 was an increase of $235,704, which included accrued contractual interest of $5,454. Refer to Note 31 for additional details on how the fair value of the notes is calculated.

(ii) Alberta Treasury Board (“ATB”) financing

As discussed in Note 27(b), on March 31, 2019 the Company acquired the limited partnership units of the limited partnerships that held the Delta and Aldergrove, British Columbia facilities and assumed the ATB financing liability. The facility bears interest at prime plus 1.0% and matures on October 31, 2021. Quarterly principal payments are $2,500. The ATB term loan is secured by a financial charge over real property held by the Company in Delta and Aldergrove. The amount of the loan outstanding at March 31, 2019 was $95,000.

(iii) Other mortgages, loans, and financings

The mortgages are secured by a first charge on the properties in Niagara-on-the-Lake and Bowmanville, Ontario, corporate guarantee from the Company, or a general corporate security agreement.

(iv) Principal repayments

Principal repayments required on the long-term debt in the next five years are as follows:

2020	$98,575
2021	3,545
2022	3,541
2023	1,123
2024	601,123
Thereafter	2,122

Total principal repayments on long-term debt	$710,029